EQUITY (Narrative) (Details)	1 Months Ended								4 Months Ended	12 Months Ended
	Aug. 27, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 Share ₪ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 4,573,000	$ 11,033,000
Underwritten public offering | shares				14,375,000			1,866,667
Public offering price | $ / shares				$ 2.4			$ 8.25
Proceeds from public offering, gross							$ 15,400,000
Proceeds from public offering, net							$ 14,100,000
Share issue related cost										0	762,000		$ 0
Gross proceeds										$ 14,089,000	$ 14,359,000		$ 50,407,000
Remaining authorized unissued ordinary shares | shares															17,700,000
Option outstanding | Share															150,429,825	89,871,858
Weighted average contractual life										8 years 2 months 12 days	8 years 4 months 24 days
Risk-free interest rate (%)										4.00%	4.00%		1.00%
Average standard deviation										69.00%	67.00%		67.00%
Remaining unrecognized deferred compensation expense										$ 2,700,000
Compensation cost										3,742,000	$ 3,475,000		$ 2,602,000
ADSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares	$ 2.136
Share issue related cost	$ 900,000									$ 700,000
Gross proceeds	$ 14,600,000
Ordinary shares, issued | shares	6,829,137
Recognized as equity	$ 12,000,000
H C Wainwright And Co Llc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non operating expense			$ 100,000		$ 200,000
Gross proceeds		$ 2,900,000			$ 24,500,000				$ 4,400,000		$ 18,500,000
Sale of stock | shares					7,381,101				2,109,858	1,501,207	4,745,368
Aggregate offering price			$ 25,000,000		$ 25,000,000
Percentage of commission on sales agreement					3.00%
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares															153,154,860
Option vested										8,336,970
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | Share												4,084,748			12,219,465	10,482,277
Weighted average exercise price outstanding | ₪ / shares												₪ 0.1		₪ 0.1		₪ 0.1
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares						$ 1.75	$ 11.25
Change in fair value						$ 5,700,000	$ 5,000,000
Exercisable term of warrant							five years
Share issue related cost							$ 400,000
Options exercised										5,739,741	5,739,741
Fair value of the warrants															$ 1,253,000
Registered direct offerings sales | shares						7,653,145
Warrants expiration period						two and half years
Exercise price of warrants | $ / shares						$ 2.25
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants															$ 1,000,000
Risk-free interest rate (%)										0.45%
Average standard deviation										73.80%
Aggregate offering price				$ 34,500,000
Warrants issued to purchase shares | shares				718,750
Warrants expiration period				five years
Exercise price of warrants | $ / shares				$ 3
Proceeds from warrant issue, net				$ 31,400,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares		$ 1.1
Amount allocated to warrant		$ 800,000
Change in fair value		$ 9,100,000								$ 11,905,000	$ 4,502,000
Risk-free interest rate (%)		3.62%								3.90%
Average standard deviation		82.50%								86.50%
Registered direct offerings sales | shares		13,636,365
Warrants expiration period		five years
Exercise price of warrants | $ / shares		$ 1.15
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares												3,296,523
Weighted average exercise price | ₪ / shares												₪ 5.23
Option vested and exercised										The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | Share															2,725,035
Weighted average contractual life										6 years 10 months 24 days
Weighted average exercise price outstanding | ₪ / shares														₪ 1.01
Loan Agreement With Kreos Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares								63,837
Exercise Price Of Share Issued | $ / shares								$ 14.1
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 21,000	36,000
Fair value of the warrants								$ 861,000
Risk-free interest rate (%)								3.84%
Average standard deviation								84.70%
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value											$ 563,000
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares						7,653,145
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares		13,636,365
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant						$ 600,000
Aggregate offering price						$ 13,400,000
Warrants issued to purchase shares | shares						382,657
Warrants expiration period						two and half years
Exercise price of warrants | $ / shares						$ 2.1875
Proceeds from warrant issue, net						$ 12,000,000
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant		$ 400,000
Aggregate offering price		$ 15,000,000
Warrants issued to purchase shares | shares		681,818
Warrants expiration period		five years
Exercise price of warrants | $ / shares		$ 1.375
Proceeds from warrant issue, net		$ 13,500,000
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants															$ 11,932,000
Warrants issued to purchase shares | shares										2,545,455